Leases (Tables) - IDoc Virtual Telehealth Solutions, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of operating right-of-use assets

	March 31,	December 31,
	2024	2023
Office Lease	$1,119,026	$1,216,055
Less accumulated amortization	(293,475)	(337,743)
Right-of-use, net	$825,551	$878,312

Operating right-of-use assets are summarized below.

	December 31, 2023	December 31, 2022
Office Lease	$1,216,055	$1,130,642
Less accumulated amortization	(337,743)	(344,514)
Right-of-use, net	$878,312	$786,128

Schedule of operating lease liabilities

	March 31,	December 31,
	2024	2023
Office Lease	$861,981	$886,602
Less: current portion	(251,169)	(222,325)
Long term portion	$610,812	$664,277

Operating lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Office Lease	$886,602	$786,128
Less: current portion	(222,325)	(194,834)
Long term portion	$664,277	$591,294

Schedule of future minimum rent payments under the operating lease

Total
Year ending December 31, 2024	$270,740
Year ending December 31, 2025	237,240
Year ending December 31, 2026	220,190
Year ending December 31, 2027	123,120
Year ending December 31, 2028	51,800
Total future minimum lease payments	903,090
Less imputed interest	(41,109)
PV of Payments	$861,981

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2024	$241,850
Year ending December 31, 2025	236,520
Year ending December 31, 2026	239,440
Year ending December 31, 2027	132,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	933,090
Less imputed interest	(46,488)
PV of Payments	$886,602

Schedule of finance right-of-use assets

	March 31,	December 31,
	2024	2023
Equipment Lease	$849,662	$849,662
Less accumulated amortization	(359,060)	(305,957)
Right-of-use, net	$490,602	$543,705

Finance right-of-use assets are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$849,662	$849,662
Less accumulated amortization	(305,957)	(93,541)
Right-of-use, net	$543,705	$756,121

Schedule of finance lease liabilities

	March 31,	December 31,
	2024	2023
Equipment Lease	$722,439	$712,867
Less: current portion	(447,311)	(386,370)
Long term portion	$275,128	$326,497

Finance lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$712,867	$767,094
Less: current portion	(386,370)	(156,128)
Long term portion	$326,497	$610,966

Schedule of future minimum rent payments under the finance lease

Total
Year ending December 31, 2024	$447,309
Year ending December 31, 2025	243,758
Year ending December 31, 2026	75,545
Total future minimum lease payments	766,612
Less imputed interest	(44,173)
PV of Payments	$722,439

Future minimum rent payments under the finance lease are as follows:

Total
Year ending December 31, 2024	$386,370
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	766,612
Less imputed interest	(53,745)
PV of Payments	$712,867

Schedule of finance lease expense and weighted average remaining lease term and the weighted average discount rate on the finance leases

	March 31,	March 31,
	2024	2023
Finance lease amortization	$53,104	$53,104
Finance lease interest	9,573	12,995
Total finance lease expense	$62,677	$66,099

	March 31,		December 31,
	2024		2023
Weighted average remaining lease term	2.3	years	2.6	years
Weighted average discount rate	6.92%		6.92%

	December 31,	December 31,
	2023	2022
Finance lease amortization	$212,416	$93,540
Finance lease interest	47,990	24,706
Total finance lease expense	$260,406	$118,246

	December 31,		December 31,
	2023		2022
Weighted average remaining lease term	2.6	years	3.6	years
Weighted average discount rate	6.92%		6.92%